ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Salaries and benefits	$ 1,937	$ 1,633
Interest payable	139	58
Professional fees	33	80
Vendor purchases	92	301
Sales tax payable	293	230
Customer deposits	139	75
Other fees and expenses	262	128
Total accrued expenses and other current liabilities	$ 2,895	$ 2,505